Summary of Significant Accounting Policies (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities Antidilutive [Line Items]
Guaranteed investment certificate, interest rate	2.20%
Number of shares potentially issuable are not included in the computation of loss per share	4,644,555	3,554,555	5,623,184
Employee Stock Options [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	2,825,000	1,730,000	1,830,000
Warrants [Member]
Securities Antidilutive [Line Items]
Number of shares potentially issuable are not included in the computation of loss per share	1,819,555	1,824,555	3,793,183
Preference Shares [Member]
Securities Antidilutive [Line Items]
Preference shares, redemption period	5 years
Redemption price per share	$ 0.74